INCOME TAX - Summary of movement in deferred tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ (2,343)	€ (87)
Deferred tax liabilities	(1,514)	(2,343)
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,135)	0
Deferred tax expense (income) recognised in profit or loss	(230)	(1,135)
Income tax relating to components of other comprehensive income	22	0
Deferred tax liabilities	(1,343)	(1,135)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,208)	(87)
Deferred tax expense (income) recognised in profit or loss	1,023	(1,122)
Income tax relating to components of other comprehensive income	14	1
Deferred tax liabilities	(171)	(1,208)
Total Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	793	(2,257)
Income tax relating to components of other comprehensive income	€ 36	€ 1